Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (74,858)	$ (34,875)	$ (52,248)	$ (32,480)	$ (15,110)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,397	743	1,019	680	201
Stock-based compensation	11,043	4,265	6,925	5,354	1,963
Accretion of discount on marketable securities	(4,027)	(1,778)	(2,745)
Impairment loss on right-of-use asset	1,158
Loss from disposal of property and equipment, net	39	89	151
Changes in operating assets and liabilities:
Accounts receivable		238	238	(20)	(218)
Prepaid expenses and other current assets	(1,269)	(3,638)	(2,483)	(150)	(22)
Other assets	(72)	132	106		(184)
Accounts payable	132	(604)	(809)	(41)	708
Accrued liabilities and accrued clinical supply costs	7,467	(1,125)	4,743	6,716	(354)
Deferred revenue	(15,218)	181,637	172,492	2,128
Deferred rent	(44)	(1)	(7)	28	23
Lease liabilities and other long-term liabilities	2,771	35
Other long-term liabilities			82	14
Net cash provided by (used in) operating activities	(70,481)	145,118	127,464	(17,771)	(12,993)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(13,692)	(1,467)	(1,884)	(801)	(2,250)
Purchase of marketable securities	(411,239)	(395,117)	(472,235)
Maturities of marketable securities	346,000	130,000	250,000
Net cash used in investing activities	(78,931)	(266,584)	(224,119)	(801)	(2,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock upon initial public offering, net of issuance costs	170,128	(278)
Proceeds from issuance of convertible preferred stock, net of issuance costs		132,704	133,050	(15)	(77)
Proceeds from the exercise of options to purchase common stock	788
Payment of deferred offering costs for initial public offering			(1,904)
Net cash provided by (used in) financing activities	170,916	132,426	131,146	(15)	(77)
Net increase (decrease) in cash, cash equivalents, and restricted cash	21,504	10,960	34,491	(18,587)	(15,320)
Cash, cash equivalents, and restricted cash at beginning of period	66,942	32,451	32,451	51,038	66,358
Cash, cash equivalents, and restricted cash at end of period	88,446	43,411	66,942	32,451	51,038
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Property and equipment purchases included in accounts payable and accrued liabilities	3,675	30	293	353	$ 176
Deferred offering costs for initial public offering included in accounts payable and accrued liabilities		729
Issuance costs for convertible preferred stock included in accounts payable				$ 53
Deferred offering costs for initial public offering included in accrued liabilities			792
Tenant improvements paid by landlord	$ 8,286	$ 401	$ 7,449